Share-based payments - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 01, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Expense from share-based payment transactions		$ 7,378	$ 7,626	$ 18,033
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years